GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
GOING CONCERN
Net loss	$ (3,275,788)	$ (1,472,711)	$ (10,401,590)	$ (21,749,920)
Net cash used in operating activities			525,539	226,493
Impairment of goodwill and long lived assets	228,934	409,800	6,259,293	16,746,502
Net increase in assets and liabilities	1,209,394	594,591	3,738,248	4,776,925
Net cash provided by financing activities	216,548	362,344	483,363	(180,525)
Proceeds from convertible notes payable, loans and advances and factoring agreements	130,000	362,344	433,500	1,256,187
Payment on convertible loans, advances and factoring agreements			83,620	1,391,580
Payments on convertible notes and amounts payable - related parties			166,188	1,391,580
Net cash used in investing activities	0	0	$ 0	$ (22,747)
Gain on extinguishment of debt and share-based	$ 1,837,460	$ 426,174